Financial Income / Expenses	12 Months Ended
Jun. 30, 2023
Financial income / expenses [Abstract]
Financial income / expenses

Note 22. Financial income/expenses

	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 30, 2020
Financial Costs
Interest expense	(160,035)	(2,130)	—	—
Total Financial Costs	$(160,035)	$(2,130)	$—	$—
Other financial results
Exchange rate difference	(1,386,599)	(12,342)	—	—
Change in fair value of Simply Agreement for Future Equity (“SAFE”) – Loss	(313,346)	(860,000)	—	—
Investment gain related to money market funds	1,009,318	—	—	—
Change in warrants	778,811	—	—	—
Interest gain (Shareholders loan)	693,027	—	—	—
Inflation adjustment	245,989	—	—	—
Other	3,325	—	—	—
Total Other financial results	1,030,525	(872,342)	—	—
Total net financial income / expenses	$870,490	$(874,472)	$—	$—